UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-02619

Prudential MoneyMart Assets, Inc.

f/k/a MoneyMart Assets, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 7/31/2010

Date of reporting period: 1/31/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT

JANUARY 31, 2010

MONEYMART ASSETS, INC.

On or about February 16, 2010, this Fund will be renamed the Prudential MoneyMart Assets, Inc.

FUND TYPE

Money market

OBJECTIVE

Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from MoneyMart Assets, Inc. to Prudential MoneyMart Assets, Inc.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a listing of its holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential MoneyMart Assets, Inc.

MoneyMart Assets, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of MoneyMart Assets, Inc. is to seek maximum current income consistent with stability of capital and the maintenance of liquidity. There can be no assurance that the Fund will achieve its investment objective.

The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government, its agencies and instrumentalities, and major corporations and commercial banks in the United States and foreign countries. Maturities can range from one day to 13 months. The Fund generally only purchases securities rated in one of the two highest short-term rating categories or one of the three highest long-term rating categories by at least two major rating agencies, or, if not rated, deemed to be of equivalent quality by the investment subadviser.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: Class A, 0.60%; Class B, 0.48%; Class C, 0.48%; Class L, 0.98%; Class M, 1.48%; Class X, 1.48%; and Class Z, 0.48%. Net operating expenses: Class A, 0.36%; Class B, 0.35%; Class C, 0.35%; Class L, 0.36%; Class M, 0.36%; Class X, 0.36%; Class Z, 0.35%, after a voluntary waiver of distribution and service (12b-1) fees of Class A, Class L, Class M, and Class X shares and management fees of the Fund.

Fund Facts as of 1/31/10
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.05%	$1.00	47 Days	$651.5
Class B*	0.05	$1.00	47 Days	$60.8
Class C*	0.05	$1.00	47 Days	$20.9
Class L	0.05	$1.00	47 Days	$5.3
Class M	0.05	$1.00	47 Days	$4.7
Class X	0.05	$1.00	47 Days	$3.5
Class Z*	0.05	$1.00	47 Days	$187.8
iMoneyNet, Inc. Prime Retail Avg.**	0.02	N/A	56 Days	N/A

*	Class B, Class C, and Class Z shares are not subject to distribution and service (12b-1) fees.

**	iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Prime Retail Average category as of January 26, 2010, the closest reported date prior to the end of our reporting period.

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An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

MoneyMart Assets, Inc.	3

Your Fund’s Performance (continued)

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: Class A, 0.60%; Class B, 0.48%; Class C, 0.48%; Class L, 0.98%; Class M, 1.48%; Class X, 1.48%; and Class Z, 0.48%. Net operating expenses: Class A, 0.36%; Class B, 0.35%; Class C, 0.35%; Class L, 0.36%; Class M, 0.36%; Class X, 0.36%; Class Z, 0.35%, after a voluntary waiver of distribution and service (12b-1) fees of Class A, Class L, Class M, and Class X shares and management fees of the Fund.

The graphs portray weekly 7-day current yields and weekly WAMs for MoneyMart Assets, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Prime Retail Average every Tuesday from January 27, 2009 to January 26, 2010, the closest dates to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of January 31, 2010.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2009, at the beginning of the period, and held through the six-month period ended January 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

MoneyMart Assets, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MoneyMart Assets, Inc.		Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,000.40	0.36%	$1.82
	Hypothetical	$1,000.00	$1,023.39	0.36%	$1.84

Class B	Actual	$1,000.00	$1,000.40	0.35%	$1.76
	Hypothetical	$1,000.00	$1,023.44	0.35%	$1.79

Class C	Actual	$1,000.00	$1,000.40	0.35%	$1.76
	Hypothetical	$1,000.00	$1,023.44	0.35%	$1.79

Class L	Actual	$1,000.00	$1,000.40	0.36%	$1.82
	Hypothetical	$1,000.00	$1,023.39	0.36%	$1.84

Class M	Actual	$1,000.00	$1,000.40	0.36%	$1.82
	Hypothetical	$1,000.00	$1,023.39	0.36%	$1.84

Class X	Actual	$1,000.00	$1,000.40	0.36%	$1.82
	Hypothetical	$1,000.00	$1,023.39	0.36%	$1.84

Class Z	Actual	$1,000.00	$1,000.40	0.35%	$1.76
	Hypothetical	$1,000.00	$1,023.44	0.35%	$1.79

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2010 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 17.3%
	Banco Bilbao Vizcaya Argentaria SA
$5,000	0.905%, 3/19/10	$5,004,303
40,000	0.225%, 4/12/10	40,000,389
10,000	Bank of America NA 0.220%, 2/16/10	10,000,000
40,000	BNP Paribas/New York 0.240%, 5/20/10	40,000,000
10,000	Royal Bank of Scotland PLC (The) 0.833%, 2/19/10(b)	10,000,000
	State Street Bank and Trust Co.
5,000	0.200%, 4/12/10	5,000,000
7,000	0.220%, 5/19/10	7,000,000
45,000	Sumitomo Mitsui Banking Corp./New York 0.260%, 2/1/10	45,000,000

		162,004,692

Commercial Paper 51.0%
5,000	Blackrock, Inc., 144A 0.170%, 3/30/10(a)	4,998,654
45,000	BPCE SA, 144A 0.270%, 2/16/10(a)	44,994,938
25,000	CBA Finance, Inc. (Delaware) 0.180%, 4/6/10(a)	24,992,000
8,000	ENI Finance USA, Inc., 144A 0.140%, 2/17/10(a)	7,999,502
19,000	Intesa Funding LLC 0.200%, 5/6/10(a)	18,990,078
30,000	Nordea North America, Inc. 0.190%, 2/24/10(a)	29,996,358
	Old Line Funding LLC
4,495	0.150%, 2/10/10, 144A(a)	4,494,831
10,000	0.150%, 2/12/10(a)	9,999,542
15,000	0.150%, 2/16/10, 144A(a)	14,999,062
10,000	0.170%, 3/15/10, 144A(a)	9,998,017
10,000	Philip Morris International, Inc., 144A 0.180%, 3/15/10(a)	9,997,900
40,000	Rabobank USA Financial Corp. 0.200%, 6/2/10(a)	39,973,332
37,000	Royal Bank of Scotland Group PLC (The) 0.430%, 2/5/10(a)	36,998,232

See Notes to Financial Statements.

MoneyMart Assets, Inc.	7

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
	Societe Generale North America, Inc.
$8,520	0.240%, 2/5/10(a)	$8,519,773
35,000	0.200%, 3/19/10(a)	34,991,056
30,000	State Street Corp. 0.210%, 3/1/10(a)	29,995,100
	Straight-A Funding LLC, 144A
7,000	0.200%, 2/1/10(a)	7,000,000
10,000	0.200%, 2/8/10(a)	9,999,611
20,000	0.170%, 2/16/10(a)	19,998,583
11,000	0.200%, 2/16/10(a)	10,999,083
	Swedbank AB, Gtd. by Kingdom of Sweden, 144A
29,000	0.900%, 2/10/10(a)	28,993,548
11,000	0.860%, 2/11/10(a)	10,997,403
5,000	0.830%, 2/17/10(a)	4,998,178
	Total Capital Canada Ltd., 144A
4,000	0.180%, 4/14/10(a)	3,998,560
20,000	0.180%, 4/15/10(a)	19,992,700
9,000	Toyota Motor Credit Corp. 0.180%, 4/19/10(a)	8,996,535
	Unicredit Delaware, Inc., 144A
14,000	0.190%, 2/10/10(a)	13,999,318
5,000	0.220%, 3/12/10(a)	4,998,808

		476,910,702

Other Corporate Obligations 15.7%
	Bank of America Corp.,
20,000	0.299%, 4/29/10(b)(d)	20,000,000
	Bank of America, NA, Notes
31,000	0.331%, 2/26/10(b)	31,000,000
	Barclays Bank PLC/New York
31,000	0.490%, 2/17/10(b)	31,000,000
	Citigroup Funding, Inc., MTN,
25,000	0.349%, 4/30/10(b)(d)	25,000,000
35,000	Goldman Sachs Group, Inc. (The), Promissory Note 0.400%, 2/3/10(c)	35,000,000
4,000	Metropolitan Life Global Funding, Inc., 144A (original cost $4,010,980; purchased date 1/6/10)(b)(e) 1.001%, 3/25/10	4,009,583

		146,009,583

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agency Obligations 11.3%
	Federal Home Loan Bank, Notes
$10,000	0.136%, 2/22/10(b)	$9,995,533
8,000	0.120%, 4/16/10(b)	7,997,747
5,000	0.400%, 1/4/11	4,999,288
5,000	0.375%, 1/6/11	4,998,619
	Federal Home Loan Mortgage Corp.
40,000	0.242%, 2/24/10(b)	39,995,603
17,497	0.400%, 1/10/11	17,429,817
20,000	Federal National Mortgage Association 0.228%, 5/5/10(b)	19,996,483

		105,413,090

Repurchase Agreements 9.2%
61,279	Barclay Capital LLC, 0.130%, dated 1/29/10, due 2/1/10 in the amount of $61,279,664 (cost $61,279,000)(g)	61,279,000
25,000	Morgan Stanley, 0.100%, dated 1/29/10, due 2/1/10 in the amount of $25,000,208 (cost $25,000,000)(g)	25,000,000

		86,279,000

	Total Investments 104.5% (amortized cost $976,617,067)(f)	976,617,067
	Liabilities in excess of other assets (4.5%)	(42,143,898)

	Net Assets 100.0%	$934,473,169

MTN—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at January 31, 2010.
(c)	Indicates a security that has been deemed illiquid.
(d)	FDIC-Guaranteed issued under temporary liquidity guarantee program.
(e)	Indicates a restricted security, the aggregate original cost of such security is $4,010,980. The aggregate value of $4,009,583 is approximately 0.4% of net assets.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(g)	Collateralized by U.S. Government and Government Agency guaranteed securities.

See Notes to Financial Statements.

MoneyMart Assets, Inc.	9

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Certificates of Deposit	$—	$162,004,692	$—
Commercial Paper	—	476,910,702	—
Other Corporate Obligations	—	146,009,583	—
U.S. Government Agency Obligations	—	105,413,090	—
Repurchase Agreements	—	86,279,000	—

		976,617,067
Other Financial Instruments*	—	—	—

Total	$—	$976,617,067	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2009 and January 31, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2010 were as follows:

Commercial Banks	26.0%
Foreign Banks	33.2
Financial Services	14.2
Asset Backed Securities	11.4
U.S. Government Agency Obligations	11.3
Non-Captive Finance	6.9
Tobacco	1.1
Insurance	0.4

104.5
Liabilities in excess of other assets	(4.5)

100.0%

See Notes to Financial Statements.

MoneyMart Assets, Inc.	11

Statement of Assets and Liabilities

as of January 31, 2010 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$976,617,067
Cash	143,456
Receivable for Fund shares sold	5,251,449
Interest receivable	158,359
Prepaid expenses	14,624

Total assets	982,184,955

Liabilities
Payable for investments purchased	39,973,382
Payable for Fund shares reacquired	6,847,342
Accrued expenses	600,321
Affiliated transfer agent fee payable	133,802
Management fee payable	84,440
Deferred directors’ fees	63,545
Dividends payable	8,954

Total liabilities	47,711,786

Net Assets	$934,473,169

Net assets were comprised of:
Common stock, at par ($.001 par value; 20 billion shares authorized for issuance)	$934,461
Paid-in capital in excess of par	933,538,708

Net assets, January 31, 2010	$934,473,169

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share ($651,542,414 ÷ 651,532,951 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share ($60,825,467 ÷ 60,823,330 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share ($20,913,556 ÷ 20,912,976 shares of common stock issued and outstanding)	$1.00

Class L
Net asset value, offering price and redemption price per share ($5,303,188 ÷ 5,303,084 shares of common stock issued and outstanding)	$1.00

Class M
Net asset value, offering price and redemption price per share ($4,667,229 ÷ 4,667,228 shares of common stock issued and outstanding)	$1.00

Class X
Net asset value, offering price and redemption price per share ($3,469,631 ÷ 3,469,602 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($187,751,684 ÷ 187,751,685 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

MoneyMart Assets, Inc.	13

Statement of Operations

Six Months Ended January 31, 2010 (Unaudited)

Net Investment Income
Income
Interest	$2,087,920

Expenses
Management fee	1,547,400
Distribution fee—Class A	446,219
Distribution fee—Class L	14,714
Distribution fee—Class M	31,485
Distribution fee—Class X	22,809
Transfer agent’s fees and expenses (including affiliated expense of $321,400) (Note 3)	547,000
U.S. Treasury Money Market Fund Guarantee Program Fee (Note 7)	55,747
Custodian’s fees and expenses	64,000
Reports to shareholders	50,000
Registration fees	50,000
Directors’ fees	31,000
Legal fees and expenses	17,000
Insurance	11,000
Audit fee	10,000
Miscellaneous	6,078

Total expenses	2,904,452
Less: Management fee waiver (Note 2)	(643,702)
Distribution fee waiver—Class A (Note 2)	(414,942)
Distribution fee waiver—Class L (Note 2)	(14,476)
Distribution fee waiver—Class M (Note 2)	(31,180)
Distribution fee waiver—Class X (Note 2)	(22,605)

Net expenses	1,777,547

Net investment income	310,373

Net Realized Gain On Investments
Net realized gain on investment transactions	70,841

Net Increase In Net Assets Resulting From Operations	$381,214

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2010	Year Ended July 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$310,373	$11,993,557
Net realized gain on investment transactions	70,841	62,305

Net increase in net assets resulting from operations	381,214	12,055,862

Dividends to shareholders (Note 1)
Class A	(263,417)	(8,555,156)
Class B	(27,685)	(953,142)
Class C	(9,585)	(321,357)
Class L	(2,141)	(13,541)
Class M	(2,338)	(20,832)
Class X	(1,672)	(11,856)
Class Z	(74,376)	(2,179,978)

	(381,214)	(12,055,862)

Fund share transactions (Note 4) (at $1.00 per share)
Net proceeds from shares sold	640,119,894	1,675,374,155
Net asset value of shares issued to shareholders in reinvestment of dividends	393,344	11,928,462
Net asset value of shares issued in connection with merger (Note 6)	—	50,060,780
Cost of shares reacquired	(765,324,652)	(1,699,661,258)

Net increase (decrease) in net assets from Fund share transactions	(124,811,414)	37,702,139

Total increase (decrease)	(124,811,414)	37,702,139

Net Assets
Beginning of period	1,059,284,583	1,021,582,444

End of period	$934,473,169	$1,059,284,583

See Notes to Financial Statements.

MoneyMart Assets, Inc.	15

Notes to Financial Statements

(Unaudited)

MoneyMart Assets, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund invests primarily in a portfolio of money market instruments maturing in thirteen months or less whose ratings are within the two highest rating categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date.

Restricted Securities: The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

MoneyMart Assets, Inc.	17

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to $50 million and 0.30% of the Fund’s average daily net assets in excess of $50 million. The effective management fee rate was 0.18% of the average daily net assets for the six months ended January 31, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of 0.125%, 0.50%, 1% and 1% of the average daily net assets of the Class A, Class L, Class M and Class X shares, respectively. No distribution or service fees are paid to PIMS as distributor of Class B, Class C and Class Z shares of the Fund.

Effective September 24, 2009, in order to support the income yield, PIMS and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A, Class L, Class M and Class X shares and management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain or loss) does not fall below 0.05%. The income yield limit was set at 0.10% on May 6, 2009. The waivers are

18	Visit our website at www.prudentialfunds.com

voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the six months ended January 31, 2010, PIMS has waived $414,942, $14,476, $31,180 and $22,605 of Class A’s, Class L’s, Class M’s and Class X’s distribution and service (12b-1) fees, respectively, and PI has waived $643,702 of the Fund’s management fees. The Fund is not required to reimburse PIMS and PI for the amounts waived.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket and sub-transfer agent expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker-dealers including fees related to the services of First Clearing, LLC (“First Clearing”), Pruco LLP (“Pruco”) and Wells Fargo Advisors, LLC (“Wells Fargo”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2010, the Fund incurred approximately $111,600 in total networking fees of which approximately $4,700, $80,100 and $6,400 was paid to First Clearing, Pruco and Wells Fargo, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. There are 20 billion authorized shares of $.001 par value common stock divided into seven classes, which consist of 10 billion Class A, 2.5 billion Class B, 2.5 billion Class C, 1 billion Class L, 1 billion Class M, 1 billion Class X and 2 billion Class Z shares.

MoneyMart Assets, Inc.	19

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock (at $1 net asset value per share) were as follows:

Class A	Six Months Ended January 31, 2010	Year Ended July 31, 2009*
Shares sold	569,934,769	1,508,960,936
Shares issued in reinvestment of dividends	267,971	8,445,151
Shares issued in connection with reorganization (Note 6)	—	17,875,062
Shares reacquired	(681,926,226)	(1,532,075,948)

Net increase (decrease) in shares outstanding before conversion	(111,723,486)	3,205,201
Shares issued upon conversion from Class M and Class X	3,562,063	4,146,910

Net increase (decrease) in shares outstanding	(108,161,423)	7,352,111

Class B
Shares sold	9,050,223	44,660,828
Shares issued in reinvestment of dividends	28,488	901,962
Shares reacquired	(21,184,680)	(42,223,049)

Net increase (decrease) in shares outstanding	(12,105,969)	3,339,741

Class C
Shares sold	6,562,586	30,604,768
Shares issued in reinvestment of dividends	9,858	299,028
Shares issued in connection with reorganization (Note 6)	—	4,983,003
Shares reacquired	(10,405,613)	(32,493,125)

Net increase (decrease) in shares outstanding	(3,833,169)	3,393,674

Class L
Shares sold	581,791	2,123,955
Shares issued in reinvestment of dividends	2,118	13,118
Shares issued in connection with reorganization (Note 6)	—	6,783,328
Shares reacquired	(1,535,580)	(2,665,646)

Net increase (decrease) in shares outstanding	(951,671)	6,254,755

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Class M	Six Months Ended January 31, 2010	Year Ended July 31, 2009*
Shares sold	976,876	2,383,558
Shares issued in reinvestment of dividends	2,226	19,459
Shares issued in connection with reorganization (Note 6)	—	13,301,528
Shares reacquired	(2,113,104)	(4,370,505)

Net increase (decrease) in shares outstanding before conversion	(1,134,002)	11,334,040
Shares reacquired upon conversion into Class A	(2,603,730)	(2,929,080)

Net increase (decrease) in shares outstanding	(3,737,732)	8,404,960

Class X
Shares sold	528,798	1,952,968
Shares issued in reinvestment of dividends	1,668	11,328
Shares issued in connection with reorganization (Note 6)	—	7,117,859
Shares reacquired	(1,439,244)	(2,527,612)

Net increase (decrease) in shares outstanding before conversion	(908,778)	6,554,543
Shares reacquired upon conversion into Class A	(958,333)	(1,217,830)

Net increase (decrease) in shares outstanding	(1,867,111)	5,336,713

Class Z
Shares sold	52,484,851	84,683,433
Shares issued in reinvestment of dividends	81,015	2,238,411
Shares reacquired	(46,720,205)	(83,305,373)

Net increase (decrease) in shares outstanding	5,845,661	3,616,471

*	Commencement of offering for Class L, Class M and Class X was October 27, 2008.

Note 5. Distributions and Tax Information

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Reorganization

At the close of business on December 19, 2008, the Fund acquired all of the net assets of Dryden Money Market Fund, a series of Strategic Partners Mutual Funds, Inc., pursuant to a tax-free plan of reorganization approved by the Dryden Money Market Fund shareholders on November 25, 2008. The acquisition was accomplished by a tax-free issue of Class A, Class C, Class L, Class M and Class X shares for the

MoneyMart Assets, Inc.	21

Notes to Financial Statements

(Unaudited) continued

corresponding classes of Dryden Money Market Fund. Class D shareholders of Dryden Money Market Fund received Class A shares of the Fund.

Dryden Money Market Fund		MoneyMart Assets, Inc.
Class	Shares	Class	Shares	Value
A	11,983,673	A	17,875,062	$17,875,062
C	4,981,703	C	4,983,003	4,983,003
D	5,948,710	L	6,783,328	6,783,328
L	6,782,613	M	13,301,528	13,301,528
M	13,336,994	X	7,117,859	7,117,859
X	7,142,761

The aggregate net assets of Dryden Money Market Fund and the Fund immediately before the acquisition were $50,131,632 and $1,072,491,665, respectively.

The Fund acquired capital loss carryforward from the reorganization with Dryden Money Market Fund of approximately $13,000. The Fund utilized the full capital loss carryforward to offset net taxable gains realized in the fiscal year ended July 31, 2009.

Note 7. Other

During the reporting period, with the approval of the Board of Directors, the Fund participated in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”) through its expiration on September 18, 2009. In connection with the participation, the Fund incurred $55,747 in fees, which was .01% of average daily net assets during the six months ended January 31, 2010.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new

22	Visit our website at www.prudentialfunds.com

and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements are issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements other than the following.

Effective March 1, 2010, in order to support the income yield, PIMS and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A, Class L, Class M and Class X shares and management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain or loss) does not fall below 0.02%.

MoneyMart Assets, Inc.	23

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2010
Per Share Operating Performance: Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	—	(g)
Dividends to shareholders	—	(g)

Net asset value, end of period	$1.000

Total Return(b):	.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$651,542
Average net assets (000)	$708,124
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.36	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.35	%(c)(e)
Net investment income	.06	%(c)(d)

(a)	For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratio including distribution and service (12b-1) fees and the net investment income (loss) ratio would have been .60% and (.19)% for the six months ended January 31, 2010 and .56% and 1.08%, respectively for the year ended July 31, 2009.
(e)	Net of management fee waiver. If the investment manager had not waived expenses, the expense ratio excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2010.
(f)	Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the six months ended January 31, 2010 and year ended July 31, 2009, respectively.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Class A
Year Ended July 31, 2009		Year Ended July 31, 2008	Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31,
					2006	2005	2004

$1.000		$1.000	$1.000		$1.000	$1.000	$1.000

.011		.037	.028		.044	.025	.007
(.011)		(.037)	(.028)		(.044)	(.025)	(.007)

$1.000		$1.000	$1.000		$1.000	$1.000	$1.000

1.10%		3.79%	2.74%		4.46%	2.58%	.70%

$759,704		$752,350	$646,959		$652,403	$698,040	$890,637
$783,488		$698,827	$640,915		$651,453	$786,418	$2,823,600

.55	%(d)	.54%	.58	%(c)	.68%	.80%	.71%
.43%		.42%	.45	%(c)	.56%	.67%	.58%
1.09	%(d)	3.57%	4.84	%(c)	4.38%	2.46%	.54%

See Notes to Financial Statements.

MoneyMart Assets, Inc.	25

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	—	(g)
Dividends to shareholders	—	(g)

Net asset value, end of period	$1.000

Total Return(c):	.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$60,825
Average net assets (000)	$65,317
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.35	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.35	%(d)(e)
Net investment income	.07	%(d)(e)

(a)	For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Commencement of offering.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.
(e)	Net of management fee waiver. If the investment manager had not waived management fees, the expense ratio including distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2010. The expense ratio excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2010. The net investment loss ratio would have been (.06)% for the six months ended January 31, 2010.
(f)	Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the six months ended January 31, 2010 and year ended July 31, 2009, respectively.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

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Class B
Year Ended July 31, 2009	Year Ended July 31, 2008	Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31, 2006	March 11, 2005(b) through December 31, 2005

$1.000	$1.000	$1.000		$1.000	$1.000

.012	.038	.029		.045	.023
(.012)	(.038)	(.029)		(.045)	(.023)

$1.000	$1.000	$1.000		$1.000	$1.000

1.22%	3.92%	2.81%		4.59%	2.37%

$72,931	$69,590	$64,188		$70,962	$83,891
$78,763	$67,467	$67,491		$76,873	$90,153

.43%	.42%	.45	%(d)	.56%	.65	%(d)
.43%	.42%	.45	%(d)	.56%	.65	%(d)
1.20%	3.76%	4.97	%(d)	4.51%	2.84	%(d)

See Notes to Financial Statements.

MoneyMart Assets, Inc.	27

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	—	(g)
Dividends to shareholders	—	(g)

Net asset value, end of period	$1.000

Total Return(c):	.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,914
Average net assets (000)	$22,498
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.35	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.35	%(d)(e)
Net investment income	.07	%(d)(e)

(a)	For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Commencement of offering.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.
(e)	Net of management fee waiver. If the investment manager had not waived management fees, the expense ratio including distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2010. The expense ratio excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2010. The net investment loss ratio would have been (.06)% for the six months ended January 31, 2010.
(f)	Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the six months ended January 31, 2010 and year ended July 31, 2009, respectively.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

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Class C
Year Ended July 31, 2009	Year Ended July 31, 2008	Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31, 2006	March 11, 2005(b) through December 31, 2005

$1.000	$1.000	$1.000		$1.000	$1.000

.012	.038	.029		.045	.023
(.012)	(.038)	(.029)		(.045)	(.023)

$1.000	$1.000	$1.000		$1.000	$1.000

1.22%	3.92%	2.81%		4.59%	2.37%

$24,747	$21,353	$13,422		$12,373	$10,882
$27,653	$15,596	$12,867		$13,294	$12,218

.43%	.42%	.45	%(d)	.56%	.65	%(d)
.43%	.42%	.45	%(d)	.56%	.65	%(d)
1.16%	3.63%	4.97	%(d)	4.56%	2.87	%(d)

See Notes to Financial Statements.

MoneyMart Assets, Inc.	29

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended January 31, 2010		October 27, 2008(a) through July 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000

Income from investment operations:
Net investment income and net realized gains	—	(g)	.004
Dividends to shareholders	—	(g)	(.004)

Net asset value, end of period	$1.000		$1.000

Total Return(b):	.04%		.45%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,303		$6,255
Average net assets (000)	$5,838		$5,397
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.36	%(c)(d)	.68	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.35	%(c)(e)	.43	%(c)
Net investment income	.06	%(c)(d)	.33	%(c)(d)

(a)	Commencement of offering.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratio including distribution and service (12b-1) fees and the net investment income (loss) ratio would have been .98% and (.56)% for the six months ended January 31, 2010 and .93% and .08%, respectively for the period ended July 31, 2009.
(e)	Net of management fee waiver. If the investment manager had not waived expenses, the expense ratio excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2010.
(f)	Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the six months ended January 31, 2010 and year ended July 31, 2009, respectively.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

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	Class M
	Six Months Ended January 31, 2010		October 27, 2008(a) through July 31, 2009
Per Share Operating Performance: Net Asset Value, Beginning Of Period	$1.000		$1.000

Income from investment operations:
Net investment income and net realized gains	—	(g)	.004
Dividends to shareholders	—	(g)	(.004)

Net asset value, end of period	$1.000		$1.000

Total Return(b):	.04%		.39%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,667		$8,405
Average net assets (000)	$6,246		$8,737
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.36	%(c)(d)	.72	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.35	%(c)(e)	.43	%(c)
Net investment income	.06	%(c)(d)	.31	%(c)(d)

(a)	Commencement of offering.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratio including distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 1.48% and (1.06)% for the six months ended January 31, 2010 and 1.43% and (.40)%, respectively for the period ended July 31, 2009.
(e)	Net of management fee waiver. If the investment manager had not waived expenses, the expense ratio excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2010.
(f)	Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the six months ended January 31, 2010 and year ended July 31, 2009, respectively.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

MoneyMart Assets, Inc.	31

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2010		October 27, 2008(a) through July 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000

Income from investment operations:
Net investment income and net realized gains	—	(g)	.004
Dividends to shareholders	—	(g)	(.004)

Net asset value, end of period	$1.000		$1.000

Total Return(b):	.04%		.39%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,470		$5,337
Average net assets (000)	$4,525		$5,119
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.36	%(c)(d)	.71	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.35	%(c)(e)	.43	%(c)
Net investment income	.06	%(c)(d)	.30	%(c)(d)

(a)	Commencement of offering.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratio including distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 1.48% and (1.06)% for the six months ended January 31, 2010 and 1.43% and (.42)%, respectively for the period ended July 31, 2009.
(e)	Net of management fee waiver. If the investment manager had not waived expenses, the expense ratio excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2010.
(f)	Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the six months ended January 31, 2010 and year ended July 31, 2009, respectively.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended January 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	—	(f)
Dividends to shareholders	—	(f)

Net asset value, end of period	$1.000

Total Return(b):	.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$187,752
Average net assets (000)	$177,301
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.35	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.35	%(c)(d)
Net investment income	.07	%(c)(d)

(a)	For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Net of management fee waiver. If the investment manager had not waived management fees, the expense ratio including distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2010. The expense ratio excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2010. The net investment loss ratio would have been (.06)% for the six months ended January 31, 2010.
(e)	Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the six months ended January 31, 2010 and year ended July 31, 2009, respectively.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class Z
Year Ended July 31, 2009	Year Ended July 31, 2008	Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31,
				2006	2005	2004

$1.000	$1.000	$1.000		$1.000	$1.000	$1.000

.012	.038	.029		.045	.027	.008
(.012)	(.038)	(.029)		(.045)	(.027)	(.008)

$1.000	$1.000	$1.000		$1.000	$1.000	$1.000

1.22%	3.92%	2.81%		4.59%	2.70%	.82%

$181,906	$178,289	$154,662		$150,156	$187,925	$192,613
$180,110	$173,762	$150,056		$178,667	$187,379	$188,931

.43%	.42%	.45	%(c)	.56%	.67%	.58%
.43%	.42%	.45	%(c)	.56%	.67%	.58%
1.20%	3.76%	4.97	%(c)	4.43%	2.64%	.83%

See Notes to Financial Statements.

MoneyMart Assets, Inc.	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, MoneyMart Assets, Inc., Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential MoneyMart Assets, Inc. (Formerly known as MoneyMart Assets, Inc.)
Share Class	A	B	C	L	M	X	Z
NASDAQ	PBMXX	MJBXX	MJCXX	N/A	N/A	N/A	PMZXX
CUSIP	74440W409	74440W201	74440W300	74440W508	74440W607	74440W706	74440W805

MF108E2    0174703-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential MoneyMart Assets, Inc.

By: (Signature and Title)	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010